2017 IBEW / NECA Employee Benefits Conference Lesyllee White, Esq. & Emily Johnstone January 26, 2017 AFL - CIO HOUSING INVESTMENT TRUST www.aflcio - hit.com

AFL - CIO Housing Investment Trust 1 $5.9 billion investment grade fixed - income portfolio 379 Taft - Hartley pension plans/labor organizations • $4.30 billion in net assets • 73% total assets • 284 building trades funds and 95 industrial and service funds; 46 of these are Health & Welfare plans 12 public employee plans • $1.56 billion in net assets • 27% total assets 100% union construction requirement Includes 100 IBEW - affiliated funds with holdings of $772 million As of November 30, 2016

AFL - CIO Housing Investment Trust 2 OBJECTIVE : Generate competitive risk - adjusted fixed - income returns, while financing primarily housing, including affordable and workforce housing, and creating good union jobs STRATEGY : Construct and manage a portfolio with superior credit quality, higher yield and similar interest rate risk relative to the Barclays Aggregate benchmark Specialize and overweight in government/agency multifamily MBS, with a focus on construction - related investments

AFL - CIO Housing Investment Trust 3 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . 2.63% 2.32% 3.31% 2.87% 4.70% 2.25% 1.90% 2.87% 2.43% 4.26% 2.50% 2.17% 2.79% 2.43% 4.27% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 6.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate Annualized Total Returns versus Benchmark As of November 30, 2016

AFL - CIO Housing Investment Trust 4 • 23 consecutive years outperforming the benchmark on a gross basis • No principal losses in the past 17 years • HIT’s investments since inception in 1984:* - 76,900 union construction jobs created - $10 billion invested by the HIT in 470 projects, including 430 with construction work - 101,900 housing and healthcare units - 65% of units affordable to working families *Source: Pinnacle Economics , Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data and secondary source information. Projects include those with financing by HIT’s subsidiary Building America. In 2015 dollars. . As of November 30, 2016

AFL - CIO Housing Investment Trust 5 Since Inception (1984 – 2016) Total hours of IBEW work generated: 23,223,400 Total hours of union work generated: 154,822,800 Construction Jobs Initiative (2009 – 2016) Total hours of IBEW work generated: 7,097,500 Total hours of union work generated: 47,316,800 *Source: Pinnacle Economics , Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data and secondary source information. Projects include those with financing by HIT’s subsidiary Building America. In 2015 dollars. As of November 2016

Successful history focusing on multifamily sourced investment initiatives 2017 Initiatives include: • Midwest @Work Strategy • New York City Housing Investment Strategy AFL - CIO Housing Investment Trust 6

AFL - CIO Housing Investment Trust 7 • Spur economic development in the industrial Midwest. • Investing throughout the Midwest states that border the Great Lakes, from Upstate New York to Minnesota. • Targeted nine cities - Buffalo, Cleveland, Columbus, Detroit, Minneapolis, Milwaukee, Pittsburgh, St. Paul, and St. Louis.

AFL - CIO Housing Investment Trust 8 Midwest@Work Strategy has 3 components : • $ 1 billion for the development of some 60 multifamily housing projects . • $ 157 million to finance the repair of more than 1 , 000 homes in five cities . • $ 100 million in predevelopment and bridge loans to fund 25 housing and/or commercial transactions through a new commingled fund concentrating on housing, economic and community development being sponsored by HIT’s subsidiary investment adviser, HIT Advisers LLC .

AFL - CIO Housing Investment Trust 9 Impact of MidWest@Work Strategy : 2016 – 2023 (projected) Total Number of Projects 90 Total Investment (HIT and new commingled fund ) $1.2 billion Total Development Investment $2.1 billion Total Economic Impact $3.8 billion Total Jobs Created 25,150 Union Construction Jobs Created 9,720 Total Income Generated $1.4 billion Total Tax Revenue Generated (Local, State, and Federal) $0.4 billion *Source: Pinnacle Economics , Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data and secondary source information. Projects include those with financing by HIT’s subsidiary Building America. In 2015 dollars.

AFL - CIO Housing Investment Trust 10 • Partnership to repair blighted homes in Detroit • Job opportunities for graduates of local building trades’ training programs, Access for All • Partners: City of Detroit, Southwest Housing Solutions, Building Detroit Futures, Michigan Building Trades and IFF, a Midwest - based CDFI • HIT plans to invest up to $30 million to rebuild 250 abandoned homes • The program creates 1. homeownership opportunities for low - income families 2. workforce training opportunities 3. union construction jobs 4. neighborhood stabilization • Program will serve as the model for home repair programs in other Midwestern cities – The HIT could invest $157 million to repair 1,000 homes.

AFL - CIO Housing Investment Trust 11 HIT began its New York City Community Investment Initiative in 2002 to help New York City address its urgent affordable housing needs in the aftermath of September 11 th . In 2015, HIT announced the current phase of its commitment to preserve and create affordable and workforce housing and to generate union construction jobs. This New York City Housing Investment Strategy is a $1 billion commitment to finance 20,000 housing units by the end of 2022. Primary components are: • New construction of 5,000 - 7,500 housing units • Preservation of 12,500 - 15,000 affordable housing units • Working with city and state agencies to finance affordable housing and improve existing public housing This strategy has invested nearly $74 million in five projects with 965 affordable housing units from late 2015 through November 2016. 33 Bond Street, Brooklyn

AFL - CIO Housing Investment Trust 12 New York City Impact 2002 – 2016 • 48 total projects financed • 32,234 housing and healthcare units created or preserved • 96% of the units are affordable or workforce housing • $971 million of HIT capital invested • $2.0 billion in total development investment • $6.0 billion in estimated value of those projects • 10,900 total jobs created across industry sectors including 5,450 union construction jobs *Source: Pinnacle Economics , Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data and secondary source information . In 2015 dollars.

AFL - CIO Housing Investment Trust 13 • With increased political and economic uncertainty, the HIT will continue to manage its portfolio to provide higher income and less credit risk than its index – providing more stable cash flows and safety than many other investments • HIT’s focus on multifamily securities should continue to provide opportunities to earn superior yield, put union members to work, create affordable housing for working families and spur economic development across the nation • The HIT is well - positioned to participate in large high - impact development projects at nearly $6 billion in net assets • Outlook is for continued asset growth based on HIT’s long track record of competitive returns and ability to create jobs and stimulate local economies.

AFL - CIO Housing Investment Trust 14 Zvago Glen Lake Minnetonka, MN New Construction Zvago Glen Lake HIT Commitment $14,821,600 Total Development Cost $18,981,774 Total Housing Units 54 Estimated Union Jobs 83 IBEW Local 292 *Source: Pinnacle Economics , Inc., and HIT.

AFL - CIO Housing Investment Trust 15 Gateway North Lynn, MA New Construction Gateway North HIT Commitment $19,444,000 Total Development Cost $31,130,857 Total Housing Units 71 Estimated Union Jobs 128 IBEW Local 103 *Source: Pinnacle Economics , Inc., and HIT.

AFL - CIO Housing Investment Trust 16 606 West 57th Street Manhattan, NY New Construction 606 West 57th Street HIT Commitment $31,000,000 Total Development Cost $108,742,105 Total Housing Units 206 Estimated Union Jobs 354 IBEW Local 3 *Source: Pinnacle Economics , Inc., and HIT.

AFL - CIO Housing Investment Trust 17 33 Bond Street Brooklyn, NY New Construction 33 Bond Street HIT Commitment $18,300,000 Total Development Cost $54,320,000 Total Housing Units 143 Estimated Union Jobs 166 IBEW Local 3 *Source: Pinnacle Economics , Inc., and HIT.

AFL - CIO Housing Investment Trust 18 Cherry Street Lofts Phase I Bridgeport, CT Substantial Rehabilitation Cherry Street Lofts Phase I HIT Commitment $35,000,000 Total Development Cost $54,382,955 Total Housing Units 157 Estimated Union Jobs 234 IBEW Local 488 *Source: Pinnacle Economics , Inc., and HIT.

AFL - CIO Housing Investment Trust 19 Kenmore Plaza Apartments Chicago , IL Substantial Rehabilitation Kenmore Plaza Apartments HIT Commitment $22,900,000 Total Development Cost $60,686,283 Total Housing Units 324 Estimated Union Jobs 112 IBEW Local 134 *Source: Pinnacle Economics , Inc., and HIT.

AFL - CIO Housing Investment Trust 20 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com Lesyllee White lwhite@aflcio - hit.com Emily Johnstone ejohnstone@aflcio - hit.com

AFL - CIO HOUSING INVESTMENT TRUST Daily Valued Fund (HIT - DVF) The AFL - CIO Housing Investment Trust DVF is a collective investment fund (CIF) created by the Hand Composite Employee Benefit Tr ust and sponsored by Hand Benefits & Trust Company , a BPAS company. As described in the Trust’s governing documents, the CIF is only available fo r i nvestment by eligible qualified retirement plan investors only. Information contained in this presentation is not for dissemination without the written consent of Hand Benefits & Trust Com pan y, a BPAS company. 2017 IBEW / NECA Employee Benefits Conference

New Investment Vehicle That Supports Job - Generating Investments in 2017 and Beyond HIT - DVF 1

2 • AFL - CIO HIT Daily Valued Fund (HIT - DVF) is a core - fixed income collective investment fund • Designed to bring the benefits of the AFL - CIO Housing Investment Trust to participants in qualified 401(k) and other similar defined contribution plans • Sponsored by Hand Benefits &Trust Company, a BPAS company • Launched April 1, 2016 • HIT - DVF stands out among core bond funds available to defined contribution plans as labor - friendly • $70 million in net assets in first eight months of operations *AFL - CIO Housing Investment Trust Daily Valued Fund The AFL - CIO Housing Investment Trust DVF is a collective investment fund (CIF) created by the Hand Composite Employee Benefit Trust and sponsored by Hand Benefits & Trust Company , a BPAS company. As described in the Trust’s governing documents, the CIF is onl y available for investment by eligible qualified retirement plan investors only. HIT - DVF

3 • Valued daily, with daily liquidity • Can serve as part of a participant’s allocation of fixed income assets • Invests in a portfolio consisting of primarily HIT shares (65%) with the balance invested in Barclays Aggregate index fund • For more information please see www.aflciohit - dvf.com The CIF is not a mutual fund. Its shares are not deposits of Hand Benefits & Trust Company, a BPAS company and are not insured by the Federal Deposit Insurance Corporation or any other agency. The CIF is a security which has not been registered under the Securities Act of 1933 and is exempt from investment company registration under the Investment Act of 1940. HIT - DVF

4 The AFL - CIO Housing Investment Trust DVF is a collective investment fund (CIF) created by the Hand Composite Employee Benefit Trust and sponsored by Hand Benefits & Trust Company , a BPAS company. As described in the Trust’s governing documents, the CIF is only available for investment by eligible qualified retirement plan investors only. The CIF is not a mutual fund. Its shares are not deposits of Hand Benefits & Trust Company, a BPAS company and are not insured by the Federal Deposit Insurance Corporation or any other agency. The CIF is a security which has not been registered under the Securities Act of 1933 and is exempt from investment company registration under the Investment Act of 1940. 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com Lesyllee White lwhite@aflcio - hit.com Emily Johnstone ejohnstone@aflcio - hit.com HIT - DVF

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